UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     INVESTMENT COMPANY ACT FILE NUMBER 811-4401

                            NORTH TRACK FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           250 EAST WISCONSIN AVENUE
                                   SUITE 2000
                              MILWAUKEE, WI 53202
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)--(ZIP CODE)

                          DAVID G. STOEFFEL, PRESIDENT
                            NORTH TRACK FUNDS, INC.
                           250 EAST WISCONSIN AVENUE
                                   SUITE 2000
                           MILWAUKEE, WISCONSIN 53202
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                             CHARLES M. WEBER, ESQ.
                              QUARLES & BRADY LLP
                           411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 978-6400

                  DATE OF FISCAL YEAR END:  DECEMBER 31, 2003

                    DATE OF REPORTING PERIOD:  JUNE 30, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

[NORTH TRACK LOGO]
SHARPEN YOUR FOCUS

SEMIANNUAL REPORT
TO SHAREHOLDERS (Unaudited)
June 30, 2003

> WISCONSIN TAX-EXEMPT FUND

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                               PRESIDENT'S LETTER
                       SEMIANNUAL REPORT TO SHAREHOLDERS
                           JUNE 30, 2003 (UNAUDITED)

                                                                 August 25, 2003

DEAR SHAREHOLDER:

I'm pleased to provide you with the 2003 semiannual report for the North Track Wisconsin Tax-Exempt Fund. Over the past year, we've seen assets in the fund increase from $54.1 million, to $155.7 million. While much of this gain can be attributed to the acquisition of the Heartland Wisconsin Tax Free Fund last November, the fund has enjoyed growth in assets coming from new shareholders who are looking for an effective way of protecting their earnings from the increasing burden of state and federal taxes.

The management of the fund continues to seek ways of mitigating your risk. To that end, we strive to maintain a quality portfolio of rated and non-rated issues. The quality of our portfolio not only allows us to provide competitive returns year-in and year-out, but positions the fund well in a time of turmoil and uncertainty for all segments of the financial markets.

As North Track's new President and CEO, following Robert Tuszynski's resignation, I am excited about the opportunity to continue to provide our shareholders high quality mutual fund products and service.

Thanks for your continued confidence in North Track and, as always, we welcome your questions or comments.

Best Regards,

/s/ David G. Stoeffel

David G. Stoeffel
President and CEO

This report contains information for existing shareholders of the North Track Wisconsin Tax-Exempt Fund. It does not constitute an offer to sell. If an investor wishes to receive more information about the Fund, the investor should obtain a prospectus, which includes a discussion of the Fund's investment objective and all sales charges and expenses of the Fund.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                          SEMIANNUAL REPORT COMMENTARY
                           JUNE 30, 2003 (UNAUDITED)

The Wisconsin Tax-Exempt Fund had a total NAV return of 3.55% for the six months ended June 30, 2003, compared to its benchmark, the Lehman 20-year Municipal Bond Index, which returned 4.53% for the same period. The difference in return was primarily due to fund expenses (the index does not include fees an investor would incur if attempting to replicate the index) and the shorter duration. The fund benefited from its positions in insured bonds (63.1% of the portfolio), as insured bonds out performed the broad municipal market. The fund's return compared favorably to its Morningstar peer group, which had a total return of 3.48% for the same period.

Roughly two-thirds of the portfolio's holdings carry an investment-grade rating with 53.6% of the fund being in the highest AAA-AA categories and 14.4% in the A-BBB categories. Of the remaining 32% in "non-rated" issues, about half are credit-enhanced by insurance, letters of credit, government collateral or have been pre-refunded. In addition, the fund benefits from a broad sector distribution and now has nearly 200 individual security positions and continues to have a high concentration of Wisconsin issues at 86.6% of the portfolio. We continue the ongoing repositioning of the fund focusing on credit quality and reducing AMT exposure (alternative minimum tax). Positions subject to AMT as of June 30, 2003 amounted to 5.7% of the portfolio, down from 7.3% as of December 31, 2002.

The fund's duration is approximately 6.3 years at June 30, 2003, down significantly from 7.4 years at December 31, 2002. Duration measures the sensitivity of a bond's price to changes in prevailing interest rates, with bonds of shorter durations tending to be less sensitive than those of longer durations. The duration was shortened as a conscious decision given the historically low interest rates and an expectation that rates will rise. This was accomplished primarily through the addition of variable-rate bond holdings that should benefit from an increase in short term interest rates. A shorter duration can be more advantageous to the fund, should an environment of rising interest rates occur in the months ahead.

NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this semiannual report for the North Track Wisconsin Tax-Exempt Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform act of 1995. These include any adviser and/or fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on these reports include the accuracy of the adviser's or fund manager's forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2003 (UNAUDITED)

                                                                                                       PRINCIPAL
  DESCRIPTION                                                                                           AMOUNT           VALUE
  -----------                                                                                          ---------         -----

LONG-TERM TAX-EXEMPT SECURITIES -- 91.3%

GEORGIA -- 0.4%
  Atlanta, Georgia, New Public Housing Authority, 5.00%, due 05-01-2007                               $  325,000      $    347,815

  Newnan, Georgia, New Public Housing Authority, 5.00%, due 04-01-2012                                   250,000           267,550

GUAM -- 3.7%
  Guam Power Authority Revenue Bonds, 1999 Series A,
  5.125%, due 10-01-2029                                                                               5,000,000         5,244,700
  5.25%, due 10-01-2009                                                                                  200,000           231,734

ILLINOIS -- 0.2%
  Peoria, Illinois, New Public Housing Authority, 5.00%, due 06-01-2012                                  300,000           321,060

KANSAS -- 0.2%
  Kansas City, Kansas, New Public Housing Authority 4.875%, due 02-01-2005                               335,000           353,911

MASSACHUSETTS -- 0.7%
  Massachusetts State Housing Finance Agency, Multi-Family Housing Bonds, First Issue,
    1979 Series A, (Escrowed to Maturity) 7.00%, due 04-01-2021                                          860,000         1,153,208

MINNESOTA -- 0.0%
  Moorhead, Minnesota, New Public Housing Authority 4.875%, due 05-01-2005                                50,000            53,265

NEVADA -- 0.2%
  Las Vegas, Nevada, New Public Housing Authority, 5.00%, due 01-01-2012                                 255,000           272,901

NEW JERSEY -- 0.4%
  Newark, New Jersey, New Public Housing Authority,
  5.25%, due 04-01-2009                                                                                  285,000           305,007
  4.50%, due 04-01-2008                                                                                  250,000           267,550

NEW YORK -- 0.3%
  New York, New York, New Public Housing Authority,
  5.00%, due 01-01-2012                                                                                  200,000           214,040
  5.375%, due 01-01-2012                                                                                 200,000           214,040
  5.00%, due 01-01-2010                                                                                   20,000            21,404

NORTH CAROLINA -- 0.3%
  Durham, North Carolina, New Public Housing Authority, 5.00%, due 02-01-2012                            400,000           428,080

NORTH DAKOTA -- 0.3%
  Burleigh County, North Dakota, New Public Housing Authority,
  4.875%, due 01-01-2010                                                                                 185,000           197,987
  4.875%, due 01-01-2009                                                                                 200,000           214,040

N MARIANA ISLANDS -- 0.1%
  Commonwealth of the Northern Mariana Islands General Obligation Bonds,
    Series 1999A, (Public School System Projects), 5.125%, due 10-01-2008                                100,000           113,014

OHIO -- 0.8%
  Youngstown, Ohio, New Public Housing Authority,
  5.00%, due 05-01-2012                                                                                  300,000           321,060
  5.00%, due 05-01-2011                                                                                  500,000           535,100
  4.875%, due 05-01-2010                                                                                 200,000           214,040
  4.875%, due 05-01-2009                                                                                 250,000           267,550

PENNSYLVANIA -- 0.4%
  Allentown, Pennsylvania, New Public Housing Authority, 4.875%, due 05-01-2011                          270,000           288,954

  Clinton County, Pennsylvania, New Public Housing Authority, 5.25%, due 11-01-2007                      200,000           214,040

  Lackawanna County, Pennsylvania, New Public Housing Authority, 5.75%, due 05-01-2005                   100,000           107,020

  York, Pennsylvania, New Public Housing Authority, 5.00%, due 08-01-2005                                100,000           107,020

PUERTO RICO -- 3.7%
  Commonwealth of Puerto Rico Public Improvement Revenue Refunding
  5.125%, due 07-01-2030                                                                               2,085,000         2,196,276
  5.25%, due 07-01-2027                                                                                1,960,000         2,085,126

  Commonwealth of Puerto Rico General Obligation Unlimited
  5.375%, prerefunded 07-01-2007 at 101.5                                                                240,000           276,379
++5.00%, prerefunded 07-01-2008 at 101                                                                 1,100,000         1,262,107
<F1>

SOUTH CAROLINA -- 0.1%
  Marion, South Carolina, New Public Housing Authority, 4.875%, due 09-01-2010                           200,000           214,040

TENNESSEE -- 0.1%
  Nashville, Tennessee, New Public Housing Authority, 5.00%, due 08-01-2010                              190,000           203,338

TEXAS -- 0.4%
  Waco, Texas, New Public Housing Authority,
  4.875%, due 12-01-2012                                                                                 200,000           214,040
  4.875%, due 12-01-2009                                                                                 340,000           363,868

VIRGIN ISLANDS -- 1.6%
  Virgin Islands Water and Power Authority Revenue Bonds Water System Revenue Refunding,
  5.25%, due 07-01-2012                                                                                  255,000           288,079

  Virgin Islands Water and Power Authority Revenue Bonds Electric System Revenue
  5.00%, due 07-01-2010                                                                                  470,000           535,321
  5.00%, due 07-01-2009                                                                                1,500,000         1,712,865

WISCONSIN -- 77.4%
  Appleton, Wisconsin Redevelopment Authority Fox Cities Performing Arts Project,
  4.85%, due 09-01-2019                                                                                  435,000           457,485
  4.75%, due 09-01-2017                                                                                  360,000           382,039

  Ashland, Wisconsin Housing Authority Student Housing Revenue, Northland College Project,
  5.10%, due 04-01-2018                                                                                  500,000           507,345

  Ashwaubenon, Wisconsin Community Development Authority Lease Revenue,
  Arena Project, Series A, 5.80%, prerefunded 06-01-2009 at 100                                        1,135,000         1,346,462

  Ashwaubenon, Wisconsin Community Development Authority Revenue Refunding, Arena Project,
  5.00%, due 06-01-2023                                                                                  900,000           941,670
  5.20%, due 06-01-2022                                                                                  500,000           543,960
  5.05%, due 06-01-2019                                                                                1,000,000         1,086,940
  4.70%, due 06-01-2015                                                                                  500,000           544,955

  Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
  5.125%, due 06-01-2019                                                                               1,595,000         1,700,414
  5.10%, due 06-01-2017                                                                                2,430,000         2,602,020
  5.00%, due 06-01-2014                                                                                  215,000           231,336

  Eau Claire, Wisconsin Housing Authority Housing Revenue Refunding,
  London Hill Townhouses Project, Series A,
  6.25%, due 05-01-2015                                                                                  685,000           686,226

  Glendale, Wisconsin Community Development Authority Lease Revenue,
  Tax Increment District No. 7, Series A,
  5.40%, prerefunded 09-01-2008 at 100                                                                 3,250,000         3,742,700

  Glendale, Wisconsin Community Development Authority Lease Revenue,
  Tax Increment District No. 7,
  4.875%, due 09-01-2019                                                                               1,000,000         1,047,040
  4.75%, due 09-01-2017                                                                                1,250,000         1,314,000
  4.55%, due 09-01-2014                                                                                1,000,000         1,066,270

  Glendale, Wisconsin Community Development Authority Lease Revenue Refunding,
  Tax Increment District No. 7,
  4.50%, due 09-01-2018                                                                                2,000,000         2,054,900
  4.35%, due 09-01-2016                                                                                1,000,000         1,034,650

  Grant County, Wisconsin Housing Authority Revenue Refunding, Orchard Manor Project,
  5.35%, due 07-01-2026                                                                                1,000,000         1,014,120
  5.25%, due 07-01-2018                                                                                  500,000           515,705

  Green Bay/Brown County Professional Football Stadium District Sales Tax Revenue,
  Lambeau Field Renovation Project,
  5.00%, due 02-01-2019                                                                                2,500,000         2,682,500
  4.90%, due 02-01-2016                                                                                1,000,000         1,087,730
  4.85%, due 02-01-2015                                                                                1,000,000         1,086,510

  Green Bay, Wisconsin Housing Authority Housing Revenue Refunding Student Housing,
  University Village Housing, Inc. Project,
  6.00%, due 04-01-2017                                                                                  150,000           151,633

  Green Bay, Wisconsin Redevelopment Authority Lease Revenue, Convention Center Project,
  Series A, 5.10%, due 06-01-2029                                                                      1,000,000         1,038,490

  Green Bay, Wisconsin Redevelopment Authority Revenue, Bellin Memorial Hospital Project,
  Series A, 5.50%, due 02-15-2021                                                                        400,000           405,556

  Hartford, Wisconsin Community Development Authority Community Development Lease Revenue,
  6.10%, due 12-01-2008                                                                                  225,000           235,739
  6.00%, due 12-01-2007                                                                                  210,000           220,244
  5.90%, due 12-01-2006                                                                                  200,000           210,508
  5.80%, due 12-01-2005                                                                                  200,000           210,834

  Jackson, Wisconsin Community Development Authority Revenue Refunding,
  5.10%, due 12-01-2017                                                                                  725,000           733,838
  4.90%, due 12-01-2013                                                                                  100,000           107,493

  Kenosha, Wisconsin Housing Authority Multifamily Housing Revenue GNMA Collateralized,
  Villa Ciera Project, Series A, 6.00%, due 11-20-2041                                                 1,000,000         1,048,070

  LaCrosse, Wisconsin Housing Authority Revenue Refunding, 1st Mortgage, The Ping Manor Project,
  6.375%, due 04-01-2012                                                                               1,100,000         1,103,476
  6.00%, due 04-01-2005                                                                                  240,000           241,063

  LaCrosse, Wisconsin Housing Authority Revenue Refunding, 1st Mortgage,
  The Forest Park Project, 6.375%, due 12-01-2018                                                      1,760,000         1,753,382

  Lake Delton, Wisconsin, Community Development Authority Multifamily Revenue,
  GNMA Collateralized, Woodland Park Project, 5.40%, due 02-20-2043                                      750,000           771,892

  Little Chute, Wisconsin Community Development Authority Lease Revenue, 5.625%, due 03-01-2019          500,000           521,185

  Madison, Wisconsin Community Development Authority Revenue Quarters, 2nd Mortgage,
  5.875%, (variable after 07-01-2011), due 07-01-2016                                                    230,000           230,235

  Madison, Wisconsin Community Development Authority Student Housing Revenue,
  Edgewood College Project, 6.25%, due 04-01-2014                                                      1,435,000         1,464,618

  Madison, Wisconsin, Community Development Authority Lease Revenue,
  Monona Terrace Community Project, 6.10%, Prerefunded 03-01-2005 at 100                               1,000,000         1,079,640

  Madison, Wisconsin Community Development Authority Revenue,
  Meriter Retirement Services, Inc. Project, 6.125%, due 12-01-2019                                    1,500,000         1,504,725

  Madison, Wisconsin Community Development Authority Revenue,
  Fluno Center Project, 5.00%, due 11-01-2020                                                          3,050,000         3,126,799

  Middleton, Wisconsin Community Development Authority Lease Revenue, Series A,
  4.55%, due 10-01-2018                                                                                  500,000           526,355
  4.35%, due 10-01-2017                                                                                1,630,000         1,701,101

  Milwaukee, Wisconsin Housing Authority Mortgage Revenue Refunding, FHA,
  Renaissance Apartments Project, Series A, 5.25%, due 01-01-2025                                      1,270,000         1,275,118

  Milwaukee, Wisconsin Redevelopment Authority Development Revenue Refunding,
  2430 West Wisconsin Avenue Project,
  3.60%, due 03-01-2014                                                                                  310,000           310,149
  3.50%, due 03-01-2013                                                                                  645,000           646,838
  3.40%, due 03-01-2012                                                                                  480,000           482,520
  3.25%, due 03-01-2011                                                                                  500,000           502,345
  3.00%, due 03-01-2010                                                                                  230,000           230,674

  Milwaukee, Wisconsin Redevelopment Authority Development Revenue Refunding
  YMCA of Metropolitan Milwaukee Inc. Project, 5.10%, due 12-01-2023                                   1,000,000         1,022,970

  Milwaukee, Wisconsin Redevelopment Authority Development
  Revenue Refunding Marquette University Project,
  4.35%, due 11-01-2018                                                                                  500,000           512,080
  4.25%, due 11-01-2017                                                                                1,000,000         1,024,280
  4.15%, due 11-01-2016                                                                                1,275,000         1,306,110

  Milwaukee, Wisconsin Redevelopment Authority Mortgage Revenue Refunding
  Schlitz Park Project, Series A, 5.50%, due 01-01-2017                                                3,135,000         3,017,218

  Milwaukee, Wisconsin Redevelopment Authority Mortgage Revenue Refunding
  Schlitz Park Project, Series B, 5.60%, due 01-01-2015                                                2,500,000         2,527,900

  Milwaukee, Wisconsin Redevelopment Authority Revenue
  YWCA of Greater Milwaukee Project, Series A,
  5.30%, due 06-01-2029                                                                                1,800,000         1,844,550
  5.25%, due 06-01-2019                                                                                  430,000           437,546

  Milwaukee, Wisconsin Redevelopment Authority
  Revenue YWCA of Greater Milwaukee Project, Series B,
  5.20%, due 06-01-2029                                                                                  355,000           363,822
  5.15%, due 06-01-2019                                                                                  200,000           206,584

  Milwaukee, Wisconsin Redevelopment Authority Revenue Summerfest Project,
  4.95%, due 08-01-2020                                                                                1,250,000         1,327,900
  4.85%, due 08-01-2017                                                                                  500,000           535,225
  4.80%, due 08-01-2016                                                                                  500,000           538,185
  4.70%, due 08-01-2015                                                                                  500,000           535,445

  Muskego Wisconsin Community Development Authority
  Community Development Lease Revenue, Series 2003,
  4.00%, due 06-01-2018                                                                                   75,000            73,499
  3.90%, due 06-01-2017                                                                                  110,000           107,774
  3.80%, due 06-01-2016                                                                                  100,000            98,168

  New Berlin Wisconsin Housing Authority Revenue
  Capital Appreciation, Apple Glen Project, Series A,
  Zero %, due 05-01-2010                                                                                  70,000            47,660
  Zero %, due 11-01-2009                                                                                  65,000            45,969
  Zero %, due 05-01-2009                                                                                  70,000            50,879
  Zero %, due 11-01-2007                                                                                  65,000            52,514
  Zero %, due 05-01-2007                                                                                  70,000            57,965

  New Berlin, Wisconsin Housing Authority Revenue Refunding,
  Apple Glen Project, Series A, 6.70%, due 11-01-2017                                                  1,210,000         1,218,071

  Oak Creek, Wisconsin Housing Authority Revenue Refunding, Wood Creek Project,
  5.625%, due 07-20-2029                                                                               2,205,000         2,221,582
  5.50%, due 07-20-2019                                                                                1,000,000         1,007,850

  Oak Creek, Wisconsin Housing Authority Revenue Capital Appreciation, Wood Creek Project,
  Zero %, due 01-20-2014                                                                                  60,000            33,786
  Zero %, due 07-20-2013                                                                                 125,000            73,149
  Zero %, due 01-20-2013                                                                                 125,000            75,179
  Zero %, due 01-20-2012                                                                                  65,000            41,277
  Zero %, due 07-20-2011                                                                                 125,000            81,875
  Zero %, due 01-20-2011                                                                                 125,000            84,134
  Zero %, due 07-20-2007                                                                                  50,000            40,852

  Oak Creek, Wisconsin Housing Authority Revenue Refunding, FHA,
  County Oaks II Project, Series A,
  6.30%, due 08-01-2028                                                                                3,955,000         4,117,195
  6.20%, due 08-01-2017                                                                                1,440,000         1,503,619
  6.00%, due 08-01-2010                                                                                   80,000            84,328

  Oconto Falls, Wisconsin Community Development Authority Revenue,
  Oconto Falls Tissue, Inc. Project, 7.75%, due 12-01-2022                                               800,000           604,912

  Oconto Falls, Wisconsin Community Development Authority Development Revenue,
  8.125%, due 12-01-2022                                                                               1,430,000         1,124,681

  Oshkosh, Wisconsin Housing Authority Revenue, GNMA Collateralized,
  VNA Assisted Living Inc. Project,
  5.75%, due 09-20-2038                                                                                1,260,000         1,295,860
  5.45%, due 09-20-2017                                                                                  125,000           129,442

  Outagamie County, Wisconsin Housing Authority Revenue Refunding,
  1st Mortgage, Section 8 Project, 5.00%, due 11-15-2003                                                 200,000           200,850

  St Croix Falls, Wisconsin Community Development Authority Redevelopment Lease Revenue, Series A,
  6.40%, prerefunded 12-01-2003 at 100                                                                 1,190,000         1,216,537
  6.00%, prerefunded 12-01-2003 at 100                                                                   115,000           117,376
  5.90%, prerefunded 12-01-2003 at 100                                                                   105,000           107,126

  Sheboygan, Wisconsin Housing Authority Multifamily Revenue Refunding, GNMA Collateralized,
  Lake Shore Apartments Project, Series A, 5.10%, due 11-20-2026                                       1,000,000         1,011,130

  Slinger, Wisconsin Redevelopment Authority Lease Revenue Refunding, 4.70%, due 09-01-2012              400,000           419,820

  Southeast Wisconsin Professional Baseball Park District League
  Capital Appreciation Certificate of Participation,
  Zero %, due 12-15-2017                                                                               1,000,000           546,920
  Zero %, due 12-15-2015                                                                                 970,000           598,228

  Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue, Series 1996,
  5.80%, prerefunded 03-13-2007 at 101                                                                   105,000           120,785
  5.75%, prerefunded 03-13-2007 at 101                                                                 2,410,000         2,768,005

  Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Refunding, Series A,
  5.50%, due 12-15-2026                                                                                2,150,000         2,480,691

  Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Refunding,
  Junior Lien, Series B 5.50%, due 12-15-2009                                                            615,000           720,700

  Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue,
  5.875%, prerefunded 12-15-2009 at 100                                                                  105,000           126,334
  6.10%, prerefunded 12-15-2004 at 100                                                                 3,000,000         3,226,470

  Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue
  Series A, 5.20%, due 10-01-2021                                                                      1,000,000         1,053,980

  Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue Series B-ACA-CBI,
  5.00%, due 10-01-2017                                                                                1,000,000         1,060,640

  Sussex, Wisconsin Community Development Authority Revenue,
  6.10%, prerefunded 04-01-2015 at 100                                                                   600,000           649,068

  Verona, Wisconsin Community Development Authority Lease Revenue Series A,
  5.50%, due 06-01-2017                                                                                  445,000           465,973

  Verona, Wisconsin (Dane County), Community Development Authority
  Community Development Lease Revenue
  4.25%, due 12-01-2021                                                                                   50,000            49,494
  4.20%, due 12-01-2020                                                                                   50,000            49,448
  4.00%, due 12-01-2018                                                                                   50,000            49,482
  3.90%, due 12-01-2017                                                                                  100,000            99,001
  3.80%, due 12-01-2016                                                                                  100,000            99,145

  Walworth County, Wisconsin Housing Authority Housing Revenue, FHA,
  Kiwanis Heritage Senior Apartments Project, 5.70%, due 03-01-2039                                      460,000           473,492

  Watertown, Wisconsin Community Development Authority Redevelopment
  Lease Revenue, Series A, 5.00%, due 05-01-2018                                                         750,000           780,000

  Waukesha, Wisconsin Housing Authority Revenue Refunding, Oak Hills Terrace Project,
  5.45%, due 06-01-2027                                                                                2,000,000         2,023,720

  Waukesha, Wisconsin Redevelopment Authority Development Revenue, GNMA Collateralized,
  Avalon Square, Inc. Project, 5.00%, due 06-20-2021                                                   1,000,000         1,070,060

  Wauwatosa, Wisconsin Housing Capital Appreciation Revenue Refunding,
  Hawthorne Terrace Project, Series A,
  Zero %, due 11-01-2010                                                                                 100,000            67,482
  Zero %, due 05-01-2010                                                                                 105,000            72,784
  Zero %, due 11-01-2009                                                                                 100,000            71,909
  Zero %, due 05-01-2009                                                                                 105,000            77,497
  Zero %, due 11-01-2008                                                                                 100,000            76,388
  Zero %, due 05-01-2008                                                                                 105,000            82,260
  Zero %, due 05-01-2006                                                                                 105,000            92,100
  Zero %, due 11-01-2005                                                                                 100,000            90,633
  Zero %, due 05-01-2005                                                                                  70,000            64,798
  Zero %, due 11-01-2004                                                                                 100,000            94,643
  Zero %, due 05-01-2004                                                                                 105,000           101,457
  Zero %, due 11-01-2003                                                                                 100,000            98,735

  Wauwatosa, Wisconsin Housing Authority Revenue Refunding, Hawthorne Terrace Project, Series A,
  6.70%, due 11-01-2022                                                                                  550,000           550,517
  6.70%, due 11-01-2019                                                                                1,060,000         1,060,095

  Wauwatosa, Wisconsin Redevelopment Authority Lease Revenue, 5.65%, due 12-01-2015                      750,000           851,505

  Weston, Wisconsin Community Development Authority Lease Revenue
  4.45%, due 10-01-2019                                                                                  500,000           503,855
  4.35%, due 10-01-2018                                                                                  500,000           503,880

  Winnebago County, Wisconsin Housing Authority 1st Mortgage
  Revenue Refunding, Section 8 Assisted Housing Project,
  5.625%, due 05-01-2010                                                                                 135,000           131,084
  5.625%, due 05-01-2009                                                                                 125,000           122,591
  5.625%, due 05-01-2008                                                                                 120,000           118,028
  5.625% due 05-01-2007                                                                                  115,000           114,580
  5.625%, due 05-01-2006                                                                                 105,000           105,194
  5.625%, due 05-01-2005                                                                                 100,000           100,759

  Winnebago County, Wisconsin Housing Authority Housing Revenue, Series A,
  7.125%, due 03-01-2022                                                                                 380,000           380,638
  6.875%, due 03-01-2012                                                                                 180,000           180,293

  Winnebago County, Wisconsin Housing Authority Multifamily Revenue Refunding,
  Neenah-Menasha Ecumenical Retirement Community Project,
  5.60%, due 10-01-2020                                                                                  855,000           855,590
  5.50%, due 10-01-2015                                                                                  715,000           716,094

  Wisconsin Center District Junior Dedicated Tax Revenue, Series B,
  5.75%, prerefunded 12-15-2006 at 101                                                                 3,370,000         3,876,848
  5.70%, prerefunded 12-15-2006 at 101                                                                 3,135,000         3,601,269

  Wisconsin Center District Capital Appreciation Senior Dedicated Tax Revenue,
  Zero %, due 12-15-2026                                                                               2,500,000           776,725

  Wisconsin Center District Junior Dedicated Tax Revenue Refunding, 5.25%, due 12-15-2023              1,000,000         1,127,100

  Wisconsin Housing Finance Authority Revenue,
  6.10%, prerefunded 12-01-2017 at 100                                                                 1,150,000         1,371,134
  6.10%, prerefunded 12-01-2017 at 100                                                                 1,280,000         1,528,461

  Wrightstown, Wisconsin Community Development Authority Revenue,
  6.00%, prerefunded 06-01-2008 at 100                                                                   300,000           352,482
                                                                                                                      ------------
Total Long-Term Tax-Exempt Securities (Cost: $134,615,534)                                                            $142,114,944
                                                                                                                      ------------

SHORT-TERM TAX-EXEMPT SECURITIES -- 9.1%

DEMAND NOTES -- 5.0%
  Green Bay, Wisconsin, Redevelopment Authority Revenue Bellin Memorial Hospital,
  Series B Weekly Demand, due 02-15-2031                                                               1,155,000         1,155,000

  Green Bay/Brown County Wisconsin, Professional Football Stadium District Wisconsin
  Sales Tax Revenue, (Lambeau Field Renovation Project), Series B
  Weekly Demand, due 02-01-2029                                                                          635,000           635,000
  Weekly Demand, due 02-01-2030                                                                        1,405,000         1,405,000
  Weekly Demand, due 02-01-2031                                                                          435,000           435,000

  Milwaukee, Wisconsin Redevelopment Authority Revenue, Wisconsin Humane Society, Inc. Project
  Weekly Demand, due 03-01-2019                                                                          100,000           100,000

  Milwaukee, Wisconsin Redevelopment Authority Development Revenue Kennedy II Assoc. Ltd.
  Semi-annual Demand, due 12-01-2010                                                                     945,000           945,000

  Milwaukee, Wisconsin Redevelopment Authority Development Revenue, Library Hill Project,
  Weekly Demand, due 08-01-2023                                                                        1,640,000         1,640,000

  Waukesha, Wisconsin Housing Authority Multifamily Revenue Refunding, Park Place Apartments Project,
  Weekly Demand, due 02-01-2026                                                                          535,000           535,000

  Waukesha, Wisconsin Redevelopment Authority Revenue Womens Center, Inc. Project
  Weekly Demand, due 03-01-2033                                                                        1,000,000         1,000,000
                                                                                                                      ------------
Total Demand Notes                                                                                                       7,850,000
                                                                                                                      ------------

MONEY MARKET -- 4.1%
  Aim Tax-Free Investments Co.- Cash Reserve Portfolio, Private Class                                  6,380,720         6,380,720
                                                                                                                      ------------
Total Short-Term Tax-Exempt Securities                                                                                  14,230,720
                                                                                                                      ------------
TOTAL INVESTMENTS -- 100.4%                                                                                            156,345,664
OTHER LIABILITIES, LESS ASSETS -- (0.4)%                                                                                  (623,442)
                                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                                  $155,722,222
                                                                                                                      ------------
                                                                                                                      ------------

++<F1> Segregated-pledged as collateral against bonds purchased on a when issued basis.

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)

ASSETS:
Investments:
   Cost basis of investments                                      $148,846,254
                                                                  ------------
                                                                  ------------
   Long-term investments in securities                            $142,114,944
   Short-term investments                                           14,230,720
                                                                  ------------
       Total investments                                           156,345,664

Receivables:
   Capital shares sold                                                 651,360
   Interest                                                          1,631,012
   Due from advisor                                                      6,057
                                                                  ------------
       Total receivables                                             2,288,429
Other assets                                                             1,718
                                                                  ------------
       Total assets                                               $158,635,811
                                                                  ------------
                                                                  ------------

LIABILITIES:
Payables:
   Capital shares redeemed                                        $    264,849
   Distributions to shareholders                                       127,369
   Management fees                                                      64,383
   Broker service fees                                                  96,320
   Distribution fees                                                       665
   Investments purchased                                             2,362,364
   Other accrued expenses                                               (2,361)
                                                                  ------------
       Total liabilities                                             2,913,589
                                                                  ------------

NET ASSETS:
Capital stock                                                      153,451,994
Undistributed net investment income                                      9,286
Undistributed net realized losses on investments                    (5,238,468)
Net unrealized appreciation on investments                           7,499,410
                                                                  ------------
       Total net assets                                            155,722,222
                                                                  ------------
       Total liabilities and net assets                           $158,635,811
                                                                  ------------
                                                                  ------------

NET ASSET VALUE,OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
   Class A
       Net Asset Value                                            $151,929,222
       Shares Outstanding                                           14,335,254
       Redemption Price                                           $      10.60
       Offering Price                                             $      10.98
                                                                  ------------
                                                                  ------------

   Class B
       Net Asset Value                                            $  1,719,560
       Shares Outstanding                                              162,156
       Offering and Redemption Price                              $      10.60
                                                                  ------------
                                                                  ------------

   Class C
       Net Asset Value                                            $  2,073,440
       Shares Outstanding                                              195,603
       Offering and Redemption Price                              $      10.60
                                                                  ------------
                                                                  ------------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                            $3,689,861
                                                                    ----------
          Total investment income                                   $3,689,861
                                                                    ----------

EXPENSES:
Investment advisory fees                                               371,038
Custodian fees                                                           6,018
Transfer agent fees                                                     32,522
Accounting fees                                                         38,627
Distribution and shareholder servicing fees
   Class A                                                             183,023
   Class B                                                               4,590
   Class C                                                               5,124
Professional fees                                                       15,375
Registration                                                             1,912
Communication                                                            9,593
Director fees                                                           12,794
Pricing of investments                                                  11,199
Administration fees                                                     74,208
Other                                                                    6,821
                                                                    ----------
          Total expenses                                               772,844
Less advisor reimbursement                                             (24,943)
                                                                    ----------
          Net expenses                                                 747,901
                                                                    ----------
NET INVESTMENT INCOME                                                2,941,960
                                                                    ----------
NET REALIZED GAINS ON INVESTMENTS                                      299,456
CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS FOR THE YEAR        1,974,516
                                                                    ----------
          Net gain on investments                                    2,273,972
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,215,932
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE SIX           FOR THE
                                                                          MONTHS ENDED         YEAR ENDED
                                                                         JUNE 30, 2003        DECEMBER 31,
                                                                          (UNAUDITED)             2002
                                                                         -------------        ------------
OPERATIONS:
Net investment income                                                    $  2,941,960        $  2,765,216
Net realized gains on investments                                             299,456              58,201
Change in unrealized appreciation on investments                            1,974,516           4,982,082
                                                                         ------------        ------------
     Net increase in net assets resulting from operations                   5,215,932           7,805,499
                                                                         ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
   Class A                                                                 (2,912,636)         (2,759,646)
   Class B                                                                    (14,459)                 --
   Class C                                                                    (16,129)                 --
                                                                         ------------        ------------
     Total distributions                                                   (2,943,224)         (2,759,646)
                                                                         ------------        ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                                15,371,487          13,612,473
Proceeds from merger                                                               --          83,982,614
Net asset value of shares issued in distributions                           2,085,412           1,914,680
Cost of shares redeemed                                                    (9,954,134)        (11,554,137)
                                                                         ------------        ------------
     Net increase in net assets from capital share transactions             7,502,765          87,955,630
                                                                         ------------        ------------
     Total increase                                                         9,775,473          93,001,483

NET ASSETS:
Balance at beginning of period                                            145,946,749          52,945,266
                                                                         ------------        ------------
Balance at end of period                                                 $155,722,222        $145,946,749
                                                                         ------------        ------------
                                                                         ------------        ------------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                       WISCONSIN TAX-EXEMPT FUND - CLASS A

                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of the North Track Wisconsin Tax-Exempt Fund outstanding for the periods indicated. You should read this information in conjunction with the financial statements and related notes.

                                                 For the six
                                                 months ended                  For the years ended December 31,
                                                June 30, 2003       -------------------------------------------------------
                                                 (Unaudited)        2002         2001          2000         1999       1998
                                                -------------       ----         ----          ----         ----       ----
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                $10.44         $ 9.94       $ 9.91       $  9.45       $10.27     $10.21

INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income                               .21            .40          .42           .44          .45        .48
   Net Realized and Unrealized
     Gains on Investments                              .16            .50          .03           .46         (.82)       .06
                                                    ------         ------       ------        ------       ------     ------
   TOTAL FROM INVESTMENT OPERATIONS                    .37            .90          .45           .90         (.37)       .54
                                                    ------         ------       ------        ------       ------     ------

LESS DISTRIBUTIONS:
   Dividends from net investment income               (.21)          (.40)        (.42)         (.44)        (.45)      (.48)
                                                    ------         ------       ------        ------       ------     ------
   TOTAL DISTRIBUTIONS                                (.21)          (.40)        (.42)         (.44)        (.45)      (.48)
                                                    ------         ------       ------        ------       ------     ------

NET ASSET VALUE, END OF PERIOD                      $10.60         $10.44       $ 9.94        $ 9.91       $ 9.45     $10.27
                                                    ------         ------       ------        ------       ------     ------
                                                    ------         ------       ------        ------       ------     ------

TOTAL RETURN**<F3>                                   3.55%          9.26%        4.56%         9.74%       (3.75%)     5.35%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period(to nearest thousand)     $151,929       $145,947      $52,945       $52,116      $52,320    $45,693
Ratio of expenses to average net assets              1.00%*+        1.10%        1.15%         1.05%+       0.90%+     0.60%+
                                                       <F2><F4>                                    <F4>         <F4>       <F4>
Ratio of net investment income
  to average net assets                              3.94%*<F2>     4.03%        4.14%         4.57%        4.50%      4.60%
Portfolio turnover rate                              6.40%          8.02%        6.31%         5.89%       15.20%     12.50%

 *<F2>   Annualized
**<F3> The Fund's sales charge is not reflected in total return as set forth in the table.
 +<F4> Reflects a contractual reimbursement of Fund expenses of .03% in 2003 and a voluntary reimbursement of Fund expenses of .04% in 2000, .10% in 1999 and .40% in 1998. Without the reimbursement the Fund's ratio of net expenses to average net assets would have been 1.03% in 2003, 1.09% in 2000, 1.00% in 1999 and 1.00% in 1998.

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                       WISCONSIN TAX-EXEMPT FUND - CLASS B

                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of the North Track Wisconsin Tax-Exempt Fund outstanding for the periods indicated. You should read this information in conjunction with the financial statements and related notes.

                                                           For the period from
                                                             January 6, 2003
                                                             (commencement of
                                                           operations) through
                                                              June 30, 2003
                                                               (Unaudited)
                                                           -------------------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                              $10.39

INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income                                             .17
   Net Realized and Unrealized Gains on Investments                  .20
                                                                  ------
   TOTAL FROM INVESTMENT OPERATIONS                                  .37
                                                                  ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                             (.16)
                                                                  ------
   TOTAL DISTRIBUTIONS                                              (.16)
                                                                  ------
NET ASSET VALUE, END OF PERIOD                                    $10.60
                                                                  ------
                                                                  ------

TOTAL RETURN**<F6>                                                 3.63%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period(to nearest thousand)                     $1,720
Ratio of expenses to average net assets                            1.73%*+
                                                                     <F5><F7>
Ratio of net investment income to average net assets               3.17%*+
                                                                     <F5><F7>
Portfolio turnover rate                                            6.40%

 *<F5>   Annualized
**<F6> The Fund's sales charge is not reflected in total return as set forth in the table. Total return is not annualized.
 +<F7> Reflects a contractual reimbursement of Fund expenses of .03%. Without reimbursement the ratio of net expenses to average net assets would have been 1.76%.

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                       WISCONSIN TAX-EXEMPT FUND - CLASS C

                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of the North Track Wisconsin Tax-Exempt Fund outstanding for the periods indicated. You should read this information in conjunction with the financial statements and related notes.

                                                           For the period from
                                                             January 6, 2003
                                                             (commencement of
                                                           operations) through
                                                              June 30, 2003
                                                               (Unaudited)
                                                           --------------------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                              $10.39

INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income                                             .17
   Net Realized and Unrealized Gains on Investments                  .20
                                                                  ------
   TOTAL FROM INVESTMENT OPERATIONS                                  .37
                                                                  ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                             (.16)
                                                                  ------
   TOTAL DISTRIBUTIONS                                              (.16)
                                                                  ------
NET ASSET VALUE, END OF PERIOD                                    $10.60
                                                                  ------
                                                                  ------

TOTAL RETURN**<F9>                                                 3.63%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period(to nearest thousand)                     $2,073
Ratio of expenses to average net assets                            1.74%*+
                                                                     <F8><F10>
Ratio of net investment income to average net assets               3.17%*+
                                                                     <F8><F10>
Portfolio turnover rate                                            6.40%

  *<F8>   Annualized
 **<F9> The Fund's sales charge is not reflected in total return as set forth in the table. Total return is not annualized.
 +<F10> Reflects a contractual reimbursement of Fund expenses of .03%. Without reimbursement the ratio of net expenses to average net assets would have been 1.77%.

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES --

     North Track Funds, Inc. ("North Track"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with nine funds: Wisconsin Tax-Exempt Fund, Tax-Exempt Fund, Government Fund, S&P100 Plus Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund and Cash Reserve Fund. This report presents information only for the Wisconsin Tax-Exempt Fund (the "Fund"). Information regarding the other funds is presented in separate reports. The assets and liabilities of each fund are segregated and a shareholder's interest is limited to the fund in which the shareholder owns shares.

     The following is a summary of the significant accounting policies of the Fund.

     (a)  Security Valuation

          Long-term tax-exempt securities are valued at market using quotations by an independent pricing service. When in the judgment of the pricing service quoted bid prices are readily available, these investments are valued at the mean of the quoted bid and ask prices.

          Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures adopted by North Track's Board of Directors. This includes directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a majority of the Fund's securities). Values are determined by the pricing service using methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers, and general market conditions.

     (b)  Security Transactions

          Security transactions are recorded on a trade date basis. Net realized gains and losses on security sales are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security.

     (c)  Federal Income Taxes

          Provision has not been made for Federal income taxes because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to distribute substantially all income to its shareholders and otherwise to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of December 31, 2002, the Fund had Federal income tax capital loss carryforwards of $333,310 expiring in 2004, $376,887 expiring in 2006, $2,809,508 expiring in 2007, $782,415 expiring in 2008 and $1,235,804 expiring in 2009. It is management's intention to make no distribution of any future realized capital gains until the Federal income tax capital loss carryforward is exhausted.

          The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (d)  Expenses

          Expenses associated with a specific fund are charged to that fund as they are incurred. Common expenses are allocated, as incurred, between the funds based upon the ratio of the net assets of each fund to the combined net assets of the funds, or other equitable means.

     (e)  Distributions to Shareholders

          Dividends from net investment income of the Fund are declared daily and paid monthly.

     (f)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES -

     North Track has an Investment Advisory Agreement (the "Agreement") with B.C. Ziegler and Company ("BCZ") (with whom certain officers and directors of the Fund are affiliated), to serve as the Investment Advisor. BCZ is a wholly owned subsidiary of The Ziegler Companies, Inc. Under the Agreement, the Fund pays BCZ a monthly fee based upon the average daily net assets of the Fund at the rate of .50% of the first $250,000,000 of the Fund's average daily net assets, and .40% of the Fund's average daily net assets in excess of $250,000,000.

     For the six months ended June 30, 2003, the Fund incurred total advisory fees of $371,038.

     BCZ has an Accounting and Pricing Agreement with North Track to perform accounting and pricing services. In addition, the Fund pays BCZ commissions on sales of Fund shares and 12b-1 distribution fees. The commissions, accounting and pricing fees, 12b-1 fees and administrative service fees paid to BCZ by the Fund for the six months ended June 30, 2003 were as follows:

                           ACCOUNTING
       COMMISSIONS         AND PRICING
     ON FUND SHARES           FEES           12B-1 FEES     ADMINISTRATIVE FEES
     --------------        -----------       ----------     -------------------
        $108,889             $38,627          $82,649             $74,208

3.   INVESTMENT TRANSACTIONS --

     Purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 2003, were $9,121,894 and $12,249,100, respectively.

     Net unrealized appreciation (depreciation) on securities held by the Fund (excluding tax adjustments) as of June 30, 2003, included:

       Gross unrealized appreciation                             $8,180,949
       Gross unrealized depreciation                               (681,539)
                                                                 ----------
            Net unrealized appreciation                          $7,499,410
                                                                 ----------
                                                                 ----------

     The cost of investments (excluding tax adjustments) on June 30, 2003 was $148,846,254.

4.   LINE OF CREDIT --

     North Track has available a line of credit of $15,000,000. However, the Fund's borrowings, by investment restriction, cannot exceed 10% of the total assets not including the borrowings. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current prime rate. The Fund pays a commitment fee of 30 basis points per annum on the unused portion of the line. The Fund's policies allow borrowings for temporary or emergency purposes. There were no outstanding borrowings at June 30, 2003.

5.   SECURITIES LENDING --

     The Fund may lend securities from time to time in order to earn additional income. The Fund receives initial collateral in the form of cash or U.S Treasury obligations against the loaned securities of at least 102% and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The Fund also continues to receive interest or dividends on the securities loaned. The cash collateral is invested in cash equivalents authorized by the Fund.
     The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government; securities meeting pre-established rating criteria or qualified money market portfolios. Invested collateral must also meet maturity requirements. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. As with other extensions of credit, there is risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems creditworthy.

     The value of the cash collateral at period end is reported on the Fund's Statement of Assets and Liabilities. Earnings from the cash collateral is recorded in the Statements of Operations. During the six months ended June 30, 2003, there was no security lending activity for the Fund.

6.   CAPITAL SHARE TRANSACTIONS --

     (a) North Track has authorized common stock of ten billion shares with a par value of $.001 per share. Its shares are divided into nine mutual fund series as described in note 1. The authorized shares of common stock may be allocated to any of these funds or to new funds as determined by the Board of Directors. The shares of each fund have equal rights and privileges with all other shares of that fund.

     (b) Capital share activity for the twelve months ended December 31, 2002 and the six months ended June 30, 2003, were as follows:

                                                                       CLASS B        CLASS C
                                                                        SHARES         SHARES
                                                        CLASS A       (INCEPTION     (INCEPTION
                                                         SHARES        1/6/03)        1/6/03)
                                                        -------       ----------     ----------
     SHARES OUTSTANDING AT DECEMBER 31, 2001            5,327,229
       Shares issued                                    1,325,986
       Shares issued through merger                     8,272,241
       Shares issued in distributions                     186,741
       Shares redeemed                                 (1,129,563)
                                                       ----------
     SHARES OUTSTANDING AT DECEMBER 31, 2002           13,982,634           --             --
       Shares issued                                    1,101,133      163,958        194,274
       Shares issued in distributions                     195,944          937          1,392
       Shares redeemed                                   (944,457)      (2,739)           (63)
                                                       ----------      -------        -------
     SHARES OUTSTANDING AT JUNE 30, 2003               14,335,254      162,156        195,603
                                                       ----------      -------        -------
                                                       ----------      -------        -------

     (c) The maximum offering price per Class A share is computed based on a maximum front-end sales charge of 3.50% of the offering price or 3.63% of the net asset value. For purpose of this computation, the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 96.5.

7.   HEARTLAND GROUP, INC. WISCONSIN TAX-FREE FUND ACQUISITION --

     On November 1, 2002, the Fund completed its acquisition of the Heartland Wisconsin Tax-Free Fund ("Heartland Fund"), a series of Heartland Group, Inc. The transaction was structured as a tax-free reorganization. The Heartland Fund, through a plan of reorganization and liquidation, transferred all of its assets and liabilities to the Wisconsin Tax-Exempt Fund in exchange for shares of beneficial interest in the Wisconsin Tax-Exempt Fund in a complete liquidation. The aggregate value of assets acquired was approximately $85,452,000 with unrealized appreciation of approximately $1,469,000.

NORTH TRACK FUNDS, INC.

1-800-826-4600

250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

OFFICERS AND DIRECTORS
Marcia L. Wallace, Director
James G. DeJong, Director
Brian J. Girvan, Director
John J. Mulherin, Director
David G. Stoeffel, President, CEO
Franklin P. Ciano, CFO and Treasurer
Michael T. Karbouski, Assistant Treasurer
James L. Brendemuehl, Senior Vice President-Sales
John H. Lauderdale, Senior Vice President-Marketing
Kathleen J. Cain, Secretary
Donald J. Liebetrau, Assistant Vice President
Patricia A. Weinert, Assistant Vice President

INVESTMENT ADVISORS
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

Geneva Capital Management, Ltd.
(Sub-Advisor to Managed Growth Fund)
250 East Wisconsin Avenue
Suite 1050
Milwaukee, Wisconsin 53202

DISTRIBUTOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

ACCOUNTING/PRICING AGENT
B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco,  California 94111

COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

AUDITOR
Deloitte & Touche LLP
180 N. Stetson Avenue
Chicago, IL 60601-6779

250 East Wisconsin Avenue o Suite 2000 o Milwaukee, Wisconsin 53202-4298

[NORTH TRACK LOGO]
SHARPEN YOUR FOCUS

SEMIANNUAL REPORT

SHAREHOLDER INFORMATION
1-800-826-4600
www.northtrackfunds.com

This report was prepared for the information of shareholders of North Track Funds, Inc., and may not be used in connection with the offering of securities unless preceded or accompanied by a current prospectus.

A05 NT861-08/03

ITEM 2.  CODE OF ETHICS

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     Not applicable for filing of Semi-Annual Report to Shareholders.

ITEMS 5-6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

        (a)  Disclosure Controls and Procedures.  The Registrant's management,
             ----------------------------------
             with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of the report on Form N-CSR. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the applicable time periods.

        (b)  Changes in Internal Control Over Financial Reporting.  There were
             ----------------------------------------------------
             no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.     DESCRIPTION OF EXHIBIT
-----------     ----------------------
10(a)(2)        Certification of Principal Executive Officer Required by
                Section 302 of the Sarbanes-Oxley Act of 2002

                Certification of Principal Financial Officer Required by
                Section 302 of the Sarbanes-Oxley Act of 2002

10(b) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 4th day of September, 2003.

                                   NORTH TRACK FUNDS, INC.

                                   By:  /s/ David G. Stoeffel
                                        ----------------------------------------
                                        David G. Stoeffel, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 4th day of September, 2003.

                                   By:  /s/ David G. Stoeffel
                                        ----------------------------------------
                                        David G. Stoeffel, President (Principal
                                        Executive Officer)

                                   By:  /s/ Franklin P. Ciano
                                        ----------------------------------------
                                        Franklin P. Ciano, Chief Financial
                                        Officer and Treasurer (Principal
                                        Financial Officer)